As filed with the Securities and Exchange Commission on October 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments.

Stephens Mid Cap Growth Fund
Schedule of Investments at August 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.7%
	Aerospace & Defense - 2.2%
6,850	BE Aerospace, Inc. *	$184,608
1,745	Precision Castparts Corp.	197,499
		382,107
	Air Freight & Logistics - 0.4%
1,550	Expeditors International of Washington, Inc.	61,365

	Auto Components - 1.0%
9,500	LKQ Corp. *	176,700

	Beverages - 2.3%
2,937	Brown-Forman Corp. - Class B	180,009
4,500	Hansen Natural Corp. *	202,680
		382,689
	Biological Products - 1.2%
11,500	QIAGEN NV *	204,930

	Biotechnology - 1.4%
1,050	Alexion Pharmaceuticals, Inc. *	59,293
2,080	Cephalon, Inc. *	117,749
1,250	United Therapeutics Corp. *	57,775
		234,817
	Capital Markets - 2.6%
3,080	Affiliated Managers Group, Inc. *	197,767
1,750	Greenhill & Co., Inc.	123,252
4,100	Lazard Ltd.	128,166
		449,185
	Commercial Banks - 1.5%
2,850	Cullen/Frost Bankers, Inc.	146,062
7,850	East West Bancorp, Inc.	114,767
		260,829
	Commercial Services & Supplies - 4.8%
3,500	DeVry, Inc.	133,385
3,600	FTI Consulting, Inc. *	118,008
3,300	Portfolio Recovery Associates, Inc *	210,210
4,350	Stericycle, Inc. *	284,925
500	Strayer Education, Inc.	72,390
		818,918
	Communications Equipment - 2.3%
4,450	F5 Networks, Inc. *	389,064

	Computers & Peripherals - 0.9%
3,850	NetApp, Inc. *	155,694

	Diversified Financial Services - 0.8%
1,400	Intercontinental Exchange, Inc. *	133,784

	Electrical Equipment - 1.1%
400	First Solar, Inc. *	51,140
2,400	Roper Industries, Inc.	139,392
		190,532
	Electronic Equipment & Instruments - 3.5%
3,650	Dolby Laboratories, Inc. *	202,283
2,750	Itron, Inc. *	148,500
5,170	National Instruments Corp.	149,051
3,110	Trimble Navigation Ltd. *	87,484
		587,318

	Energy Equipment & Services - 4.6%
3,700	Core Laboratories NV	292,041
3,140	FMC Technologies, Inc. *	194,209
4,260	National-Oilwell Varco, Inc.	160,133
2,750	Oceaneering International, Inc. *	137,528
		783,911
	Food & Staples Retailing - 1.0%
4,850	Whole Foods Market, Inc. *	168,732

	Health Care Equipment & Supplies - 6.9%
4,485	Gen-Probe, Inc. *	201,960
12,348	Hologic, Inc. *	175,218
2,850	IDEXX Laboratories, Inc. *	157,519
5,150	Illumina, Inc. *	220,884
9,350	ResMed, Inc. *	281,809
2,500	Varian Medical Systems, Inc. *	133,100
		1,170,490
	Health Care Providers & Services - 4.8%
3,345	Cerner Corp. *	243,683
5,800	Express Scripts, Inc. *	247,080
3,195	Henry Schein, Inc. *	168,696
7,980	VCA Antech, Inc. *	157,765
		817,224
	Hotels, Restaurants & Leisure - 2.1%
1,000	Chipotle Mexican Grill, Inc. *	150,830
2,500	Panera Bread Co. - Class A *	199,850
		350,680
	Household Durables - 0.8%
4,750	Tempur-Pedic International, Inc. *	127,300

	Insurance - 1.0%
7,080	HCC Insurance Holdings, Inc.	178,628

	Internet & Catalog Retail - 2.4%
2,250	Netflix, Inc. *	282,420
3,900	VistaPrint Ltd. *	119,652
		402,072
	Internet Software & Services - 3.3%
6,150	Akamai Technologies, Inc. *	283,330
2,250	Mercadolibre, Inc. *	148,365
4,600	VeriSign, Inc. *	133,998
		565,693
	IT Services - 5.3%
3,650	Alliance Data Systems Corp. *	205,093
4,810	Cognizant Technology Solutions Corp. - Class A *	277,080
4,905	Global Payments, Inc.	184,575
11,845	Iron Mountain, Inc.	240,217
		906,965
	Life Sciences Tools & Services - 1.9%
3,930	Covance, Inc. *	149,065
3,950	Life Technologies Corp. *	168,941
		318,006
	Machinery - 0.5%
2,700	AGCO Corp. *	89,235

	Media - 0.5%
2,650	Discovery Communications, Inc. *	89,570

	Medical Devices - 0.9%
605	Intuitive Surgical, Inc. *	160,343

	Multiline Retail - 1.4%
4,000	Big Lots, Inc. *	125,040
2,600	Family Dollar Stores, Inc.	111,254
		236,294

		Oil, Gas & Consumable Fuels - 4.2%
5,080		Newfield Exploration Co. *	243,891
7,100		Petrohawk Energy Corp. *	107,352
4,250		Range Resources Corp.	143,693
3,810		Southwestern Energy Co. *	124,663
1,150		Whiting Petroleum Corp. *	97,566
			717,165
		Pharmaceuticals - 0.7%
1,905		Shire PLC - ADR	123,254

		Professional Services - 1.7%
3,000		IHS, Inc. *	185,370
3,750		Verisk Analytics, Inc. - Class A *	104,325
			289,695
		Road & Rail - 0.8%
4,350		J.B. Hunt Transport Services, Inc.	142,419

		Semiconductors & Semiconductor Equipment - 7.2%
23,615		ARM Holdings PLC - ADR	393,898
7,111		ASML Holding NV - ADR	175,855
15,300		Atmel Corp. *	88,740
2,100		Cree, Inc. *	112,434
9,740		Intersil Corp. - Class A	97,351
7,980		Microchip Technology, Inc.	220,966
5,475		Varian Semiconductor Equipment Associates, Inc. *	135,890
			1,225,134
		Software - 8.7%
18,420		Activision Blizzard, Inc.	196,910
3,350		Ansys, Inc. *	129,913
2,850		FactSet Research Systems, Inc.	209,617
9,850		Nuance Communications, Inc. *	144,598
7,990		Red Hat, Inc. *	276,055
2,500		Rovi Corp. *	108,775
3,755		Salesforce.com, Inc. *	412,599
			1,478,467
		Specialty Retail - 7.2%
4,950		Aeropostale, Inc. *	105,435
8,900		CarMax, Inc. *	177,377
5,100		Guess ?, Inc.	164,781
3,500		O'Reilly Automotive, Inc. *	165,445
4,100		Ross Stores, Inc.	203,483
4,000		The TJX Companies, Inc.	158,760
1,400		Tractor Supply Co.	95,172
5,300		Urban Outfitters, Inc. *	160,696
			1,231,149
		Trading Companies & Distributors - 1.8%
2,730		Fastenal Co.	123,587
4,030		MSC Industrial Direct Co., Inc. - Class A	179,617
			303,204
		TOTAL COMMON STOCKS
		(Cost $15,635,727)	16,303,562

		SHORT-TERM INVESTMENTS - 4.2%
		Money Market Funds - 4.2%
661,596		Invesco Liquid Assets Portfolio - Institutional Class. 0.242%1	661,596
61,511		Invesco Short-Term Prime Portfolio - Institutional Class, 0.166%1	61,511
			723,107
		TOTAL SHORT-TERM INVESTMENTS
		(Cost $723,107)	723,107
		TOTAL INVESTMENTS IN SECURITIES - 99.9%
		(Cost $16,358,834)	17,026,669
		Other Assets in Excess of Liabilities - 0.1%	7,751
		TOTAL NET ASSETS - 100.0%	$17,034,420

*		Non-income producing security.
ADR		American Depository Receipt
	1	7-Day Yield as of August 31,2010

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows+:

Cost of investments					$16,391,069
Gross unrealized appreciation					2,443,309
Gross unrealized depreciation					(1,807,709)
Net unrealized appreciation					$635,600

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Stephens Mid Cap Growth Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010 (Unandited)

The Stephens Mid Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$16,303,562	$-	$-	$16,303,562
Short-Term Investments	723,107	-	-	723,107

Total Investments in Securities	$17,026,669	$-	$-	$17,026,669

^ See Schedule of Investments for industry breakout.

Stephens Small Cap Growth Fund
Schedule of Investments at August 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.1%
	Auto Components - 1.3%
44,500	LKQ Corp. *	$827,700

	Biotechnology - 2.3%
14,700	BioMarin Pharmaceutical, Inc. *	298,263
32,900	Cepheid, Inc. *	483,959
13,100	Cubist Pharmaceuticals, Inc. *	288,593
20,100	Myriad Genetics, Inc. *	314,766
3,500	United Therapeutics Corp. *	161,770
		1,547,351
	Capital Markets - 2.0%
4,800	Affiliated Managers Group, Inc. *	308,208
7,000	Greenhill & Co., Inc.	493,010
12,600	Stifel Financial Corp. *	545,328
		1,346,546
	Commercial Banks - 1.4%
41,000	East West Bancorp, Inc.	599,420
12,100	Prosperity Bancshares, Inc.	344,245
		943,665
	Commercial Services & Supplies - 6.7%
22,832	Advisory Board Co. *	925,609
5,600	Clean Harbors, Inc. *	338,520
17,935	CoStar Group, Inc. *	740,178
15,300	FTI Consulting, Inc. *	501,534
20,100	Portfolio Recovery Associates, Inc *	1,280,370
2,400	Strayer Education, Inc.	347,472
17,900	Tetra Tech, Inc. *	324,885
		4,458,568
	Communications Equipment - 3.1%
46,600	Aruba Networks, Inc. *	856,042
15,800	DG FastChannel, Inc. *	250,272
24,600	Riverbed Technology, Inc. *	943,656
		2,049,970
	Computers & Peripherals - 3.1%
41,800	Isilon Systems, Inc. *	833,910
22,500	QLogic Corp. *	335,137
29,900	STEC, Inc. *	333,684
23,600	Stratasys, Inc. *	535,956
		2,038,687
	Consumer Finance - 1.8%
31,900	EZCORP, Inc. *	573,562
26,000	First Cash Financial Services, Inc. *	620,360
		1,193,922
	Diversified Consumer Services - 0.6%
5,900	Capella Education Co. *	369,222

	Diversified Financial Services - 1.5%
50,600	Encore Capital Group, Inc. *	1,002,386

	Electric Services - 0.3%
7,500	Ormat Technologies, Inc.	206,700

	Electrical Equipment - 0.7%
17,400	American Superconductor Corp. *	467,886

	Electronic Equipment & Instruments - 2.8%
8,300	Itron, Inc. *	448,200
14,145	National Instruments Corp.	407,801
20,100	OSI Systems, Inc. *	594,558
14,800	Power - One, Inc.	150,664
8,810	Trimble Navigation Ltd. *	247,825
		1,849,048

	Energy Equipment & Services - 7.0%
4,000	CABRO Ceramics, Inc.	302,920
17,100	Core Laboratories NV	1,349,703
12,300	Dril-Quip, Inc. *	650,301
35,300	Helix Energy Solutions Group, Inc. *	321,230
67,608	Key Energy Services, Inc. *	541,540
8,330	Oceaneering International, Inc. *	416,583
11,500	Oil States International, Inc. *	474,145
57,000	Pioneer Drilling Co. *	310,080
13,900	T-3 Energy Services, Inc. *	306,912
		4,673,414
	Food & Staples Retailing - 1.3%
25,440	United Natural Foods, Inc. *	883,786

	Food Products - 0.9%
9,600	Diamond Foods, Inc.	405,408
4,800	TreeHouse Foods, Inc. *	199,200
		604,608
	Health Care Equipment & Supplies - 5.9%
26,800	Conceptus, Inc. *	370,242
15,760	Gen-Probe, Inc. *	709,673
27,200	Neogen Corp. *	794,784
31,880	NuVasive, Inc. *	935,678
11,500	Thoratec Corp. *	370,300
33,500	Volcano Corp. *	740,350
		3,921,027
	Health Care Providers & Services - 4.9%
8,600	Bio-Reference Laboratories, Inc. *	170,452
15,500	HMS Holdings Corp. *	808,790
27,000	ICON PLC - ADR *	594,000
24,900	IPC The Hospitalist Company, Inc. *	581,664
33,200	PSS World Medical, Inc. *	609,552
23,055	VCA Antech, Inc. *	455,797
		3,220,255
	Health Care Technology - 5.7%
62,936	Allscripts Healthcare Solutions, Inc. *	1,051,661
25,002	athenahealth, Inc. *	673,554
36,700	Med Assets, Inc. *	727,394
46,321	Medidata Solutions, Inc. *	794,868
7,200	SXC Health Solutions Corp. *	560,160
		3,807,637
	Hotels, Restaurants & Leisure - 2.6%
14,020	BJ's Restaurants, Inc. *	335,639
14,500	Buffalo Wild Wings, Inc. *	606,390
9,600	Panera Bread Co. - Class A *	767,424
		1,709,453
	Household Durables - 0.8%
19,800	Tempur-Pedic International, Inc. *	530,640

	Internet & Catalog Retail - 2.6%
13,100	Blue Nile, Inc. *	537,886
19,500	Shutterfly, Inc. *	433,485
24,640	VistaPrint Ltd. *	755,955
		1,727,326
	Internet Software & Services - 5.0%
154,800	Art Technology Group, Inc. *	540,252
11,800	Digital River, Inc. *	311,166
17,900	GSI Commerce, Inc. *	407,583
108,300	Limelight Networks, Inc. *	428,868
15,000	Mercadolibre, Inc. *	989,100
43,870	Vocus, Inc. *	650,153
		3,327,122

	IT Services - 0.4%
22,200	Echo Global Logistics, Inc. *	278,832

	Life Sciences Tools & Services - 1.3%
24,400	Parexel International Corp. *	485,316
6,400	Techne Corp.	369,472
		854,788
	Media - 3.1%
49,000	Ballantyne Strong, Inc. *	384,650
24,912	IMAX Corp. *	352,007
89,400	Lions Gate Entertainment Corp. *	638,316
44,200	National CineMedia, Inc.	702,338
		2,077,311
	Multiline Retail - 0.8%
16,600	Big Lots, Inc. *	518,916

	Oil, Gas & Consumable Fuels - 2.3%
26,500	Carrizo Oil & Gas, Inc. *	555,440
26,000	Tesco Corp. *	257,920
8,300	Whiting Petroleum Corp. *	704,172
		1,517,532
	Pharmaceuticals - 0.4%
7,500	Salix Pharmaceuticals Ltd. *	283,950

	Prepackaged Software - 0.6%
20,050	Blackbaud, Inc.	417,441

	Professional Services - 1.2%
21,200	Acacia Research Corp. *	318,424
12,700	Administaff, Inc.	274,574
7,800	Corporate Executive Board Co.	218,712
		811,710
	Property & Casualty Insurance - 0.5%
16,298	Tower Group, Inc.	349,755

	Road & Rail - 0.5%
16,900	Knight Transportation, Inc.	318,396

	Semiconductor & Related Products - 0.5%
13,400	Aixtron AG - ADR	330,578

	Semiconductors & Semiconductor Equipment - 7.6%
23,020	ARM Holdings PLC - ADR	383,974
18,700	Atheros Communications, Inc. *	461,142
16,100	Cymer, Inc. *	473,823
25,200	Entropic Communications, Inc. *	191,772
29,800	GT Solar International, Inc. *	230,354
13,400	Hittite Microwave Corp. *	570,170
27,000	Intersil Corp.	269,865
15,500	Mellanox Technologies Ltd *	257,300
39,330	Microsemi Corp. *	550,620
15,000	NetLogic Microsystems, Inc. *	362,250
14,200	Power Integrations, Inc.	388,938
21,670	Varian Semiconductor Equipment Associates, Inc. *	537,849
10,200	Veeco Instruments, Inc. *	338,946
		5,017,003
	Software - 7.8%
21,700	Ansys, Inc. *	841,526
20,600	ArcSight, Inc. *	791,040
9,900	Concur Technologies, Inc. *	463,023
7,800	FactSet Research Systems, Inc.	573,690
17,400	MICROS Systems, Inc. *	662,940
23,300	Nuance Communications, Inc. *	342,044
41,800	PROS Holdings, Inc. *	328,966
11,200	Quality Systems, Inc.	627,760
21,700	Sourcefire, Inc. *	550,529
		5,181,518

		Specialty Retail - 3.8%
43,747		Aaron's, Inc.	712,639
19,400		Aeropostale, Inc. *	413,220
31,600		Pep Boys - Manny, Moe & Jack	285,032
8,139		rue21, Inc. *	171,651
28,900		Ulta Salon, Cosmetics & Fragrance, Inc. *	654,585
21,400		Zumiez, Inc. *	318,218
			2,555,345
		Textiles, Apparel & Luxury Goods - 0.3%
14,200		CROCS, Inc. *	177,500

		Trading Companies & Distributors - 0.7%
11,245		MSC Industrial Direct Co., Inc. - Class A	501,190

		TOTAL COMMON STOCKS
		(Cost $59,727,431)	63,898,684

		SHORT-TERM INVESTMENT - 0.0%
		Money Market Fund - 0.0%
942		Invesco Liquid Assets Portfolio - Institutional Class, 0.242%1	942

		TOTAL SHORT-TERM INVESTMENT
		(Cost $942)	942
		TOTAL INVESTMENTS IN SECURITIES - 96.1%
		(Cost $59,728,373)	63,899,626
		Other Assets in Excess of Liabilities - 3.9%	2,605,779
		TOTAL NET ASSETS - 100.0%	$66,505,405

*		Non-income producing security.
ADR		American Depository Receipt
	1	7-Day Yield as of August 31, 2010

		The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows+:

		Cost of investments	$60,576,066
		Gross unrealized appreciation	10,470,404
		Gross unrealized depreciation	(7,146,844)
		Net unrealized appreciation	$3,323,560

		+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
		at the Stephens Small Cap Growth Fund’s previous fiscal year end. For the previous fiscal year’s federal income
		tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual
		or annual report.

Summary of Fair Value Exposure at August 31, 2010 (Unaudited)

The Stephens Small Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$63,898,684	$-	$-	$63,898,684
Short-Term Investment	942	-	-	942

Total Investments in Securities	$63,899,626	$-	$-	$63,899,626

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert M. Slotky
                                                    Robert M. Slotky, President

Date October 27, 2010

By (Signature and Title)*/s/ Patrick J. Rudnick
                                                  Patrick J. Rudnick

Date October 27, 2010

* Print the name and title of each signing officer under his or her signature.